UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07813
                                                    ----------------------------

                              KOBREN INSIGHT FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                                  P.O. Box 9135
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Gail A. Hanson, Esq.
                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-456-2736
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                   Date of reporting period: DECEMBER 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]
KOBREN INSIGHT FUNDS LOGO

                        KOBREN INSIGHT MANAGEMENT, INC.

                               KOBREN GROWTH FUND
--------------------------------------------------------------------------------
ANNUAL REPORT                                                  DECEMBER 31, 2004

[GRAPHIC OMITTED]
ERIC KOBREN PIC


OUTLOOK FOR 2005:
LESS OF THE SAME

In last year's Annual Report, I summarized our outlook for 2004 by saying we liked all the same themes we had profited from in 2003, just less so. I also cautioned that we would be watching for some of these themes to reverse. It turns out, that caution wasn't needed.

On the equity side, these themes were: small-cap stocks should do better than large-caps (the Russell 2000 Index surged 18.3% compared to 11.4% for the Russell 1000 Index); foreign stocks should outperform U.S. stocks (the EAFE Index rose 20.2% compared to 10.9% for the S&P 500 Index); and emerging market stocks should be the hot spot within international equities (the MSCI Emerging Markets Index gained 25.6%).

In the fixed-income markets, the story was much the same with 2003's winners -- high-yield bonds, TIPS, foreign bonds and emerging market bonds -- all repeating their outperformance in 2004.

The majority of Wall Street strategists expect a continuation of these same themes for a third consecutive year. While that may be true, we are concerned that some of these themes may, in fact, reverse. That may not happen, but we would rather leave a little money on the table, than subject your fund to unnecessary risk. As a result, moving into 2005, Kobren Growth is closer to our neutral weightings across all assets classes than it has been in several years.

FOREIGN STOCKS VERSUS DOMESTIC STOCKS
The conventional view is that the dollar must get weaker. We have also been proponents of that position in recent years, but moving forward, we don't quite have the same level of conviction. The trade and federal budget deficits are the biggest negatives for the dollar, but it's reasonable that both could improve in 2005.

It takes a while for the effect of a lower currency (which makes exports more attractive) to be felt in a country's balance of trade. This year we could see the effects of the dollar's decline over the past two years start to reduce the trade deficit. Now that the election is over and the economy has recovered, the budget deficit could improve.

We still believe that foreign stocks offer better growth prospects at cheaper valuations than our own, but those advantages have diminished from prior years. Moreover, if the dollar does strengthen, it would REDUCE the returns on foreign stocks, rather than boost them as it did over the past two years. On balance, we are essentially neutral on the foreign/domestic asset mix.

SMALL CAPS VERSUS LARGE CAPS
We have correctly underweighted large-caps for the last couple of years, but they now represent one of the few areas that appears undervalued relative to the general market. If economic growth continues to slow as we expect, large-caps should have an advantage as small-caps tend to be more levered to the economic cycle. Also larger companies tend to be larger exporters and, as noted earlier, the dollar's decline over the past two years may generate higher exports this year.

BONDS VERSUS CASH

In 2004, the prevailing wisdom was that inflation would heat up and long-term bond rates would rise sharply. How many times last year did you hear that only a fool would buy bonds? Well, short-term rates did indeed rise, but long rates didn't, and bonds beat cash rather handily. And high-yield bonds once again rivaled some equities.

Heading into 2005, we think high-yield bonds are fully priced as their yield advantage over U.S. Treasuries has shrunk considerably. In fact, we are less enthusiastic about bonds in general. As short rates rose in 2004, while long rates held steady, the yield curve "flattened." In such an environment you don't get a lot of extra yield by going out towards the longer end of the maturity spectrum. And the risk of a rise in long-term rates offsets that extra yield. In fact, under these conditions, "cash is not trash." If stocks and bonds both have below-average returns, then the riskfree, low volatility, money market fund -- with yields beginning to approach intermediate-term U.S. Treasuries -- doesn't look all that bad.

/S/ ERIC KOBREN
Eric M. Kobren
President and Portfolio Manager

--------------------------------------------------------------------------------
                         KOBREN GROWTH FUND (12/31/04)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       VALUE OF $10,000 INVESTED 12/16/96

                            Kobren Growth Fund         S&P 500 Index
                            ------------------         -------------
           12/16/1996          $10,000.00               $10,000.00
           12/31/1996          $10,240.00               $10,282.00
            3/31/1997          $10,420.00               $10,557.00
            6/30/1997          $11,560.00               $12,400.00
            9/30/1997          $12,170.00               $13,329.00
           12/31/1997          $11,779.00               $13,712.00
            3/31/1998          $13,089.00               $15,624.00
            6/30/1998          $13,181.00               $16,140.00
            9/30/1998          $11,226.00               $14,535.00
           12/31/1998          $13,128.00               $17,630.00
            3/31/1999          $13,965.00               $18,509.00
            6/30/1999          $15,148.00               $19,813.00
            9/30/1999          $14,133.00               $18,576.00
           12/31/1999          $17,027.00               $21,340.00
            3/31/2000          $17,693.00               $21,829.00
            6/30/2000          $16,583.00               $21,250.00
            9/30/2000          $16,383.00               $21,044.00
           12/31/2000          $15,367.00               $19,397.00
            3/31/2001          $14,219.00               $17,098.00
            6/30/2001          $15,217.00               $18,098.00
            9/30/2001          $12,885.00               $15,442.00
           12/31/2001          $14,249.00               $17,092.00
            3/31/2002          $14,650.00               $17,139.00
            6/30/2002          $13,610.00               $14,843.00
            9/30/2002          $12,006.00               $12,278.00
           12/31/2002          $12,644.00               $13,314.00
            3/31/2003          $12,328.00               $12,895.00
            6/30/2003          $14,046.00               $14,880.00
            9/30/2003          $14,475.00               $15,274.00
           12/31/2003          $16,179.00               $17,134.00
            3/31/2004          $16,664.00               $17,424.00
            6/30/2004          $16,524.00               $17,724.00
            9/30/2004          $16,473.00               $17,393.00
           12/31/2004          $17,968.00               $18,998.00


                                  12 MONTHS      5 YEAR        ANNUALIZED
                                    ENDED       ANNUALIZED   SINCE INCEPTION
TOTAL RETURN (%)                  12/31/04       RETURN        (12/16/96)
---------------                   --------      --------        ---------
Kobren Growth                      +11.1%         +1.1%           +7.6%
S&P 500 Index                      +10.9%         -2.3%           +8.3%


--------------------------------------------------------------------------------
                                ASSET ALLOCATION*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


U.S. Stocks                          72.7%
International                        15.9%
Bond                                 11.0%
Cash & Net Other Assets and Liab.     0.4%


--------------------------------------------------------------------------------
                                STYLE ALLOCATION*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Large Cap Growth                     34.6%
Large Cap Value                      29.3%
International                        15.9%
Small Cap Value                       8.8%
Specialty                             5.3%
Bond                                  5.7%
Cash & Net Other Assets and Liab.     0.4%

* Based on total net assets.

KOBREN GROWTH FUND (Ticker: KOGRX): After a strong fourth quarter, we are pleased the Fund was able to finish the year with a double-digit return and ahead of the S&P 500 Index and most peers. This is especially gratifying given the risk averse manner in which we invest the Fund.

Our success in 2004 was primarily due to asset allocation and style decisions. Significant positions in international securities, including emerging markets, as well as a position in commodities via PIMCO COMMODITY REAL RETURN STRATEGY, all provided nice boosts to our returns. Also assisting the Fund were positions in domestic small and mid-cap funds as well as an over emphasis in value-oriented versus growth funds.

Although on balance we are pleased with the funds we selected, we acknowledge that certain individual fund performances were below average. That said, the funds currently being used have excellent long-term track records, including OAKMARK SELECT and LONGLEAF PARTNERS. We still have a high level of conviction in these funds and their portfolio managers.

Our most notable portfolio moves toward the end of 2004 included adding to our large-cap, blue chip funds, such as T. ROWE PRICE BLUE CHIP GROWTH. Not only do these types of funds provide stable market exposures and strong security selection skills, we feel that blue chip stocks are more attractive than usual given relative valuations and current market conditions.

--------------------------------------------------------------------------------
                                TOP TEN HOLDINGS*
--------------------------------------------------------------------------------

KOBREN GROWTH                              STYLE              ALLOC (%)
T.Rowe Price Blue Chip Growth              Large Cap Growth   20.2
Oakmark Select - Class I                   Large Cap Value    14.2
Julius Baer Int'l Equity - Class I         International      12.3
Fidelity Blue Chip Growth                  Large Cap Growth   10.8
Longleaf Partners Small Cap                Small Cap Value     8.8
Fidelity Equity-Income                     Large Cap Value     7.7
Longleaf Partners L                        Large Cap Value     7.3
Fidelity Advisor High Income - Class I     High Yield Bond     5.7
Pimco Comm Real Ret. Strat. - Class I      Specialty           5.3
SSgA Emerging Markets                      International       3.6

TOTAL FUND NET ASSETS                      $56,842,660
--------------------------------------------------------------------------------
                                  TOP SECTORS*
--------------------------------------------------------------------------------
                          (TOTALS MAY NOT EQUAL 100%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Financial Services             20.7
Consumer Services              12.9
Healthcare                     11.1
Industrial  Materials          10.1
Consumer Goods                  9.7
Media                           7.8
Business Services               7.1
Telecom                         6.6
Hardware                        6.4
Energy                          3.8
Software                        3.0
Utilities                       0.8


*Equities only
--------------------------------------------------------------------------------
Kobren Insight Management, Inc. is the Adviser for the Kobren Growth Fund, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Fund. Performance data reflects past performance and is not a guarantee of future results. Performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and would have been lower in the absence of fee waivers and expense reimbursements. Total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost.

--------------------------------------------------------------------------------
2 Kobren Insight Funds -- 2004 Annual Report

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                               DECEMBER 31, 2004


SHARES      MUTUAL FUNDS - 100.05%                          VALUE (NOTE 1)

            LARGE CAP GROWTH - 34.64%
--------------------------------------------------------------------------------
    147,647 Fidelity  Blue Chip  Growth  Fund                 $ 6,158,342
     78,291 Fidelity Capital  Appreciation  Fund                2,037,915
    371,728 T. Rowe Price Blue Chip Growth                     11,493,828
                                                              -----------
                                                               19,690,085

            LARGE CAP VALUE - 29.29%
--------------------------------------------------------------------------------
     83,340 Fidelity  Equity-Income  Fund                       4,398,672
    133,076 Longleaf Partners Fund                              4,167,936
    242,421 Oakmark  Select Fund - Class I                      8,084,752
                                                              -----------
                                                               16,651,360

            INTERNATIONAL-15.87%
--------------------------------------------------------------------------------
    216,989 Julius Baer Int'l Equity Fund - Class I             6,976,205
    136,376 SSgA Emerging  Markets  Fund                        2,047,004
                                                              -----------
                                                                9,023,209

            SMALL CAP  VALUE - 8.79%
--------------------------------------------------------------------------------
    167,425 Longleaf  Partners  Small Cap Fund                  4,997,654

            BOND - 5.72%
--------------------------------------------------------------------------------
    339,481 Fid. Adv High Income  Fund - Class I                3,248,834

            SPECIALTY  - 5.34%
--------------------------------------------------------------------------------
    204,360 PIMCO  Commodity RealReturn  Strategy
              Fund - Class I                                    3,034,745


SHARES      MUTUAL FUNDS - 100.05%                          VALUE (NOTE 1)

            MONEY  MARKET  - 0.40%
--------------------------------------------------------------------------------
    224,664 Dreyfus Cash Mgmt. Plus Fund (1)                  $   224,664

            TOTAL MUTUAL FUNDS
              (COST $44,278,251)                               56,870,551
                                                              -----------

            TOTAL INVESTMENTS                        100.05%   56,870,551
              (Cost $44,278,251)

            LIABILITIES NET OF CASH
              AND  OTHER  ASSETS                      -0.05%      (27,891)
                                                    -------   -----------
            TOTAL  NET  ASSETS                       100.00%  $56,842,660
                                                    =======   ===========

--------------------------------------------------------------------------------
(1) An affiliate of the Custodian.

* For Federal income tax purposes,
cost is $44,344,883 and appreciation  (depreciation)  is as follows:

  Unrealized appreciation:    $12,525,668
  Unrealized   depreciation:           --
                              -----------
Net unrealized appreciation:  $12,525,668
                              ===========


--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


ASSETS:
Investments,  at value (Note 1) (See  Portfolio  of  Investments) $  56,870,551
Dividends  receivable                                                    31,601
Receivable  for fund shares  sold                                        41,399
Prepaid expenses and other assets                                         5,919
                                                                  --------------
Total assets                                                         56,949,470
                                                                  --------------
LIABILITIES:
Payable for dividend  distribution                                        5,537
Payable for fund shares redeemed                                         26,422
Investment advisory fee payable (Note 2)                                 29,581
Accrued  Trustees' fees and expenses (Note 2)                             5,815
Accrued  expenses and other payables                                     39,455
                                                                  --------------
Total  liabilities                                                      106,810
                                                                  --------------
NET ASSETS:                                                       $  56,842,660
                                                                  ==============
Investments,  at cost                                             $  44,278,251
                                                                  ==============
NET ASSETS consist of:
Accumulated  undistributed  net  investment  income               $     262,637
Accumulated undistributed  net realized gain on investments sold      1,155,992
Net unrealized appreciation   of  investments                        12,592,300
Par  value                                                                4,054
Paid-in  capital                                                     42,827,677
                                                                  --------------
NET ASSETS                                                        $  56,842,660
                                                                  ==============
SHARES OUTSTANDING                                                    4,054,157
                                                                  ==============
Net asset value, offering and redemption price per share
(Net Assets/Shares Outstanding)                                   $       14.02
                                                                  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. The S&P 500 Index is an unmanaged index of common stocks. The Adviser absorbs certain expenses of the Kobren Growth Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Data sources:
Kobren Insight Management, Inc. and Morningstar. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com. Copyright (C)2004

--------------------------------------------------------------------------------
                                    KOBREN INSIGHT FUNDS -- 2004 ANNUAL REPORT 3

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT  INCOME:
Dividends                                               $   881,281
                                                        ------------
Total investment income                                     881,281
                                                        ------------
EXPENSES:
Investment advisory fee (Note 2)                            411,679
Administration  fee (Note 2)                                 75,854
Transfer  agent  fees (Note 2)                               47,187
Sub-transfer  agent fees (Note 3)                            15,352
Custodian  fees (Note 2)                                      3,000
Professional fees                                            35,437
Trustees' fee and  expenses (Note 2)                         15,578
Registration  and filing fees                                20,261
Reports to  shareholders                                      5,367
Other                                                         5,240
                                                        ------------
Total expenses                                              634,955
Expenses waived by investment  adviser (Note 2)             (86,045)
Other reductions  (Note 2)                                  (11,839)
                                                        ------------
Net expenses                                                537,071
                                                        ------------
NET INVESTMENT  INCOME                                      344,210
                                                        ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions              2,670,193
Short-term capital gain distributions  received             111,433
Long-term capital gain  distributions  received             823,619
Net increase in unrealized appreciation of securities     1,857,615
                                                        ------------
Net realized and unrealized gain on investments           5,462,860
                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 5,807,070
                                                        ============




--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                 YEARS ENDED  DECEMBER 31,
                                                                                    2004           2003
                                                                                ----------     ----------
Net  investment  income                                                       $    344,210   $    520,646
Net  realized  gain from  security  transactions                                 2,670,193      1,953,313
Short-term  capital  gain  distributions received                                  111,433         94,991
Long-term  capital  gain  distributions  received                                  823,619         23,876
Net change in unrealized  appreciation of investments                            1,857,615      9,784,184
                                                                              -------------  -------------
Net increase in net assets resulting  from operations                            5,807,070     12,377,010
                                                                              -------------  -------------
Distribution  to shareholders from:
    Net investment income                                                         (293,054)      (515,589)
                                                                              -------------  -------------
Total distributions                                                               (293,054)      (515,589)
                                                                              -------------  -------------
Net  decrease in net assets  from fund share  transactions (Note 5)             (3,319,183)    (3,704,214)
                                                                              -------------  -------------
Net increase in net assets                                                       2,194,833      8,157,207
NET ASSETS:
Beginning of period                                                             54,647,827     46,490,620
                                                                              -------------  -------------
End of period (including line A)                                              $ 56,842,660   $ 54,647,827
                                                                              =============  =============
(A) Accumulated  undistributed  net investment income                         $    262,637   $    100,048
                                                                              =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
4 KOBREN INSIGHT FUNDS -- 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------
For a fund share outstanding  throughout the year.

                                                           ----------------------------FOR THE YEAR ENDED-------------------------
                                                            12/31/2004    12/31/2003    12/31/2002      12/31/2001     12/31/2000
                                                           ------------  ------------  ------------    ------------   ------------
Net asset value - beginning  of period                     $      12.69  $      10.01  $      11.37    $      12.32   $      15.34
Net investment  income (loss) (a)(b)                               0.08          0.12          0.07           (0.04)         (0.04)
Short-term capital gains distributions  received                   0.03          0.02          0.01            0.01           0.22
Net realized and unrealized  gain (loss) on investments            1.29          2.66         (1.36)          (0.87)         (1.68)
                                                           ------------  ------------  ------------    ------------   ------------
Net  increase
(decrease) in net assets resulting
   from  investment operations                                     1.40          2.80         (1.28)          (0.90)         (1.50)
Distributions  from net  investment income                        (0.07)        (0.12)        (0.07)             --             --
Distributions  from net realized  short-term
   capital gain  distributions  received                             --            --         (0.01)             --          (0.19)
Distributions from net  realized  capital  gains
   on  investments                                                   --            --            --           (0.05)         (1.33)
                                                           ------------  ------------  ------------    ------------   ------------
Total distributions                                               (0.07)        (0.12)        (0.08)          (0.05)         (1.52)
Net asset value - end of period                            $      14.02  $      12.69  $      10.01    $      11.37   $      12.32
                                                           ============  ============  ============    ============   ============
Total return (c)                                                  11.05%        27.96%       (11.26)%         (7.28)%        (9.75)%
                                                           ============  ============  ============    ============   ============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL  DATA:
Net assets, end of period (in  000's)                      $     56,843  $     54,648  $     46,491    $     55,335   $     63,105
Ratio of net investment  income  (loss)
to average net assets (b)                                          0.63%         1.06%         0.61%          (0.32)%        (0.41)%
Ratio of  operating  expenses to average  net assets
before fees waived and/or expenses reimbursed by
investment adviser and other reductions (d)                        1.16%         1.18%         1.21%           1.08%          1.06%
Ratio of operating  expenses to average net assets after
reimbursements  and  reductions  (d)                               0.98%         0.96%         0.96%           0.96%          0.99%
Portfolio turnover  rate                                             30%           81%          143%             80%            93%
----------------------------------------------------------------------------------------------------------------------------------

(a) Recognition  of net  investment  income (loss) by the Fund is affected by the timing of the  declaration of dividends by the  underlying  investment  companies  in  which  the  Fund  invests.
(b) Net investment  income (loss) would have been lower  (greater) in the absence of fee waivers and expense reimbursements.
(c) Total return represents aggregate total return for the period  indicated and would have been lower in the absence of fee
    waivers   and  expense   reimbursements   and   assumes   reinvestment   of  all distributions.
(d) Does not include  expenses of the  investment  companies  in which the Fund invests.

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company.

As of December 31, 2004, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The underlying funds are valued according to their stated net asset value. The Fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character of distributions paid during 2004 and 2003 was as follows:

                           DISTRIBUTIONS PAID IN 2004                             DISTRIBUTIONS PAID IN 2003
                    ORDINARY INCOME      LONG-TERM CAPITAL GAINS         ORDINARY INCOME      LONG-TERM CAPITAL GAINS
                    ---------------      -----------------------         ---------------      -----------------------
Kobren Growth Fund      $ 293,054                $    --                   $  515,589                $    --

--------------------------------------------------------------------------------
                                 KOBREN  INSIGHT  FUNDS -- 2004 ANNUAL  REPORT 5

--------------------------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                    CAPITAL  LOSS        UNDISTRIBUTED       UNDISTRIBUTED       UNREALIZED
                    CARRYFORWARD        ORDINARY INCOME     LONG-TERM GAIN      APPRECIATION
                    ------------        ---------------     --------------      -------------
Kobren Growth Fund    $    --             $  268,174         $  1,222,624       $  12,525,668

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences. Permanent book and tax differences of $111,433 and $(111,433) were reclassified at December 31, 2004 among undistributed net investment income and accumulated net realized gain on investments, respectively, for the Fund. This reclass is related to short-term capital gain dividends received. The difference between book basis and tax-basis unrealized appreciation is attributable to tax deferral of losses on wash sales.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated between the funds based upon relative net assets of each fund. Other expenses of the Trust are allocated equally to those funds in the Trust.

COMMITMENTS AND CONTINGENCIES -- In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

2. INVESTMENT  ADVISORY FEE,  ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS:
The Trust has entered into an investment advisory agreement with Kobren Insight Management, Inc. ("KIM"). The Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. KIM has voluntarily agreed to limit the Fund's other operating expenses, before other reductions, to 0.25% of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser.

Kobren  Insight  Brokerage,  Inc.  ("KIB"),  an  affiliate  of  KIM,  serves  as distributor of the Fund's shares and bears all distribution costs. No distribution fees are paid by the Fund. The Fund also receives reimbursement of 12b-1 distribution fees paid to KIB by certain fund investments held in the portfolio of the Fund.

For the year ended December 31, 2004, expense reimbursements and other reductions were as follows:


                             EXPENSES REIMBURSED BY INVESTMENT ADVISER       OTHER REDUCTIONS (1)
                            -------------------------------------------     ---------------------
Kobren Growth Fund                     $    86,045                              $   11,839

(1) Reimbursements to the Fund from 12b-1 distribution fees.

The Trust has also entered into an administration agreement with PFPC Inc.
(the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Mellon Trust of New England, N.A., an indirectly whollyowned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian.

No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3. SUB-TRANSFER AGENT FEES: The Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for maintaining shareholder accounts at an annual rate of up to 0.10% of the average daily balances of fund accounts invested through those networks.

4. PURCHASES AND SALES: The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the year ended December 31, 2004, were $16,338,962 and $19,342,026 of non-governmental issues, respectively.

5. SHARES OF BENEFICIAL INTEREST: As of December 31, 2004, an unlimited number of shares of beneficial interest, par value $0.001, were authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                       YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                                                       ----------------------------    ----------------------------
                                                        SHARES          AMOUNT            SHARES          AMOUNT
                                                      ----------     ------------      -----------     ------------
Shares sold                                             374,224      $ 4,846,804          458,246      $ 5,053,499
Shares  issued as reinvestment  of  distributions        20,508          287,517           39,123          496,467
Shares  redeemed                                       (648,447)      (8,453,504)        (832,993)      (9,254,180)
                                                      ----------     ------------      -----------     ------------
Net decrease                                           (253,715)     $(3,319,183)        (335,624)     $(3,704,214)
                                                      ==========     ============      ===========     ============

At December 31, 2004, KIM and its affiliates owned 433,671 shares of the Fund representing 10.7% of the total outstanding shares.

6. RISK FACTORS OF THE FUND: Indirectly investing in underlying funds through Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, the Fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

--------------------------------------------------------------------------------
6 KOBREN INSIGHT FUNDS -- 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Trustees of Kobren Insight Funds and the Shareholders of Kobren Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kobren Growth Fund ("Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provides a reasonable basis for our opinion.

Boston,  Massachusetts                               PricewaterhouseCoopers  LLP
Feburary  11, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED) - DECEMBER 31, 2004
--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete Portfolio of Investments for the Fund with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING: Kobren Growth Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, and are also available (i) upon request, without charge, by calling 1-800-4KOBREN (800-456-2736); (ii) on Kobren Growth Fund's website at www.kobren.com; and (iii) on the SEC's website at www.sec.gov. Kobren Growth Fund's Proxy Voting Record for the most recent twelve-month period ended June 30 is available i) upon request, without charge, by calling 1-800-4KOBREN (800-456-2736); (ii) on Kobren Growth Fund's website at www.kobren.com; and (iii) on the SEC's website at www.sec.gov.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."


HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                        BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSE       EXPENSES PAID
                         VALUE 7/01/04      VALUE 12/31/04    RATIO (1)     DURING  PERIOD (2)
                        -----------------   ---------------   ---------     -----------------
ACTUAL FUND RETURN
------------------
Retail Class                $  1,000          $ 1,087.40        1.00%           $ 5.25

HYPOTHETICAL  5% RETURN
-----------------------
Retail  Class               $  1,000          $ 1,020.11        1.00%           $ 5.08

(1)  Annualized,  based on the Fund's most recent  fiscal half-year  expenses.

(2)  Expenses are equal to the Fund's  annualized  expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year,  then divided by 366. Period represents 7/1/04 - 12/31/04.


--------------------------------------------------------------------------------
                                    KOBREN INSIGHT FUNDS -- 2004 ANNUAL REPORT 7

--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION (UNAUDITED) - DECEMBER 31, 2004
--------------------------------------------------------------------------------

TAX  INFORMATION:
The percentage of income from direct obligations of the U.S. Government in the Fund was 17.51%.

During the year ended December 31, 2004, the Fund intends to declare long-term capital gains of $1,222,624.

For the fiscal year ended December 31, 2004 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Kobren Growth Fund designated $293,054 (from 01/01/04 to 12/31/04), as taxed at a rate of 15%. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

INFORMATION ABOUT TRUSTEES AND OFFICERS
Information pertaining to the Trustees and officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (toll free) 1-800-456-2736.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of          Other
                                 Term of                                                         Portfolios in    Trusteeships/
                                 Office and                                                       Fund Complex    Directorships
Name, Address, Age and           Length of                                                        Overseen by        Held by
Position(s) with Trust           Time Served1    Principal Occupation(s) During Past 5 Years        Trustee          Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Edward B. Bloom                    8 years      Chief Financial Officer and Treasurer                       2         None
c/o 20 William Street, Suite 310                of International Data Group Inc., a
Wellesley Hills, MA 02481                       publishing company.
Age: 54, Trustee
----------------------------------------------------------------------------------------------------------------------------------
Arthur Dubroff                     8 years      Chief Financial Officer of Net2Phone, Inc., a provider      2        Virtual
c/o 20 William Street, Suite 310                of Voice over Internet Protocol telephony services,              Communities, Inc.,
Wellesley Hills, MA 02481                       from November 2002 to present; Chief Financial                       Emisphere
Age: 54, Trustee                                Officer of Virtual Communities, Inc, a software                  Technologies, Inc.
                                                provider, from July 2000 to the present; Consultant for
                                                Turnberry Consulting, LLC from October 1999 to
                                                present.
----------------------------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb                 6 years      Vice President and Asst. General Counsel of Andrx           2         None
c/o 20 William Street, Suite 310                Corporation since March 2000; Partner at Hughes
Wellesley Hills, MA 02481                       Hubbard & Reed LLP, a law firm, and associated with
Age: 49, Trustee                                the firm from July 1989 through July 2000.
----------------------------------------------------------------------------------------------------------------------------------
Stuart J. Novick                   8 years      Senior Vice President, General Counsel and Secretary        2         None
c/o 20 William Street, Suite 310                of Children's Hospital Boston.
Wellesley Hills, MA 02481
Age: 54, Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED TRUSTEES 2
----------------------------------------------------------------------------------------------------------------------------------
Eric M. Kobren                     8 years      President of Mutual Fund Investors Association, Inc.;       2         None
20 William Street, Suite 310                    President of Kobren Insight Management, Inc. and
Wellesley Hills, MA 02481                       Kobren Insight Brokerage, Inc. These are a financial
Age: 51                                         publishing company, a registered investment advisory
Chairman and President                          firm and a registered broker-dealer, respectively.
                                                Since 2001, Managing Member of Alumni Capital, LLC,
                                                a General Partner to a private investment partnership.
----------------------------------------------------------------------------------------------------------------------------------
Michael P. Castellano              8 years      Registered representative of Kobren Insight                 2   Director, Puradyn
c/o 20 William Street, Suite 310                Brokerage, Inc. From December 1994 to June 1997,                Filter Technologies,
Wellesley Hills, MA 02481                       Chief Administrative Officer of Kobren Insight                  Inc.; Trustee, Sun
Age 63, Trustee                                 Management, Inc.                                                Capital Advisers
                                                                                                                Trust (7 funds)
----------------------------------------------------------------------------------------------------------------------------------
                                               OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Eric J. Godes                      8 years      Managing Director of Kobren Insight Management, Inc.       N/A          N/A
20 William Street, Suite 310                    and Managing Director and a registered representative
Wellesley Hills, MA 02481                       of Kobren Insight Brokerage, Inc. Since 2001,
Age: 43                                         Managing Director of Alumni Capital, LLC, a General
Chief Financial Officer, Vice                   Partner to a private investment partnership.
President, Treasurer, Secretary
----------------------------------------------------------------------------------------------------------------------------------

1    Trustees  serve for an  indefinite  term until the earliest of a Trustee's:
     (i) removal by a two-thirds vote of the Board of Trustees or  shareholders,
     (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.
2 "Interested person" of the Trust as defined in the 1940 Act. Messrs. Kobren and Castellano are each considered an "interested person" because of their affiliation with Kobren Insight Management, Inc. and Kobren Insight
     Brokerage, Inc., which acts as the Trust's investment adviser and distributor, respectively.

--------------------------------------------------------------------------------
KOBREN INSIGHT FUNDS -- 2004 ANNUAL REPORT 8

[GRAPHIC OMITTED]
KOBREN
INSIGHT
FUNDS
LOGO

                               DELPHI VALUE FUND
--------------------------------------------------------------------------------
ANNUAL REPORT                                                  DECEMBER 31, 2004

[PIC]
SCOTT M. BLACK

--------------------------------------------------------------------------------
Dear Shareholders,

We are pleased to report that the Delphi Value Fund appreciated 12.5% (12.9% institutional class) in 2004. During the second half of the year your Fund rallied 9.1% (9.3% institutional class) accounting for the majority of the annual gain. An analysis of the general market index during the second semester reflects quirky investor expectations. From July 1st through Election Day, November 2nd, the S&P 500 actually declined 0.3%. Notwithstanding massive twin deficits, fiscal budgetary and balance of trade, and an eroding U.S. position in Iraq, the reelection of George Bush was greeted with ebullience as the S&P 500 rallied 7.5% through year end. Overall, the U.S. economy performed well in 2004. Corporate profits reached $900 billion, or 7.6% of nominal Gross Domestic Product ("GDP"), the highest level since 1946; real GDP growth approximated 4%; and the 10- year U.S. Treasury yield essentially finished the year where it commenced at 4.25%. Fortuitously, Japan and China were willing to recycle their surplus trade dollars into purchases of our Treasury bonds.

Surveying the overall U.S. economic environment, we are mildly bullish on the prospects for the U.S. equity markets in 2005. Real growth should approximate 3 1/2% and consumer prices should advance 2 1/2%, generating 6% growth in nominal GDP. Since US corporate profits as a percent of GDP are already at a record high, we expect S&P 500 earnings to grow in lockstep with the economy at 6%. With the S&P selling at 16.8x forecast 2005 earnings, the overall market is not expensive by historical standards. Conversely, the prospects for the US bond market are bleaker. With the pickup in inflation, we expect the 10 year U.S. Treasury to back up to 4.75-5.00% yields; hence, the total return would be under 3%. The basic conclusion is that equities should outperform fixed income in 2005. For the record, the companies in the Fund have superior characteristics to those in the S&P 500. The historic five year growth rates in sales and earnings per share outshine the general market -- revenue 9.4% per annum versus 6.6%; eps 12.2% per annum against 9.6%. Yet, our portfolio is statistically much cheaper; discounts of 20.8% and 30.2%, respectively, to the price/earnings and price/book valuations of the S&P 500.

A review of the individual holdings indicates that the housing and energy related holdings contributed favorably to the second half of 2004 results. Despite continued investor concern about a "housing bubble", Toll Brothers (+62.1%), D.R. Horton (+41.9%), and Lennar (+26.7%) rallied smartly. Similarly, energy stocks seem to trade congruently with the first derivative of oil and gas prices. Nonetheless, we stayed the course and were rewarded. OMI (+41.6%),
Denbury Resources (+31.0%), Talisman Energy (+24.0%), Whiting Petroleum (+20.3%), and Norsk Hydro (+20.3%) appreciated nicely. One portfolio addition, the specialty retailer, Abercrombie & Fitch, was purchased at 11x forecast 2005 earnings Scott M. Black and has already climbed 48.5%. In the interest of fairness, Micron Technology declined 19.3% despite solid latest quarter year over year gains in sales and earnings ($.23 versus $.14).

Among the latest period portfolio additions, we attempted to effect a balance between consumer and industrial stocks. On the consumer side, good businesses like Abercrombie & Fitch, Helen of Troy, and Toyota Motor were purchased. Industrial acquisitions comprised Pogo Producing, Briggs & Stratton, and Metals USA. To enhance tax efficiency, we realized losses in a handful of technology issues (Applied Micro Circuits, Integrated Silicon, Kemet, LSI Logic, and Maxtor) where the prospects for a major rebound were not imminent. Given our relatively low portfolio turnover, we are proud to report that only three of the seventythree year end positions have unrealized losses. This fact supports the contention that we are not committing an abundance of errors in our fundamental research.

The SEC requires that each mutual fund select an appropriate broad-based securities index for comparative purposes. In the "Fund Overview" on page two, you will find that the Russell Midcap Value Index has been designated. While this benchmark may be among the most appropriate indices available for comparative purposes, we do not manage the Fund relative to the composition of any index. Accordingly, the Fund's monthly returns do not correlate well with many broad-based securities indices, including the benchmark index. Utilizing the Sharpe capital asset pricing model, we find that the Fund has only a 79% correlation (r2 = .79) with the Fund's benchmark; 70% and 66% with the S&P 500 Index and Russell 2000 Value Index, respectively. Three key points are salient:
1. we strive for absolute investment returns irrespective of any benchmark considerations; 2. we look for value candidates throughout the full spectrum of market capitalizations; if Berkshire Hathaway, Washington Post and XTO Energy remain attractive businesses with favorable stock market valuations, we shall retain them even though their capitalization sizes are larger than the Midcap benchmark; 3. similarly, we pay no attention to benchmark industry weightings. For example, utilities are prominent in the Russell indices. However, utility companies, like airlines, perennially earn substandard returns of equity and on total capital. Hence, utilities have no place in our portfolio given our rigorous return on equity and free cash flow criteria.

Undoubtedly, the new millennium has proven to be a difficult period for U.S. equity returns. Contrary to the naysayers of active portfolio management, the Delphi Value Fund has had a total return of 61.1% (63.4% institutional class) since January 1, 2000. Thankfully, the stock market is not totally efficient. We thank you for your continued support.

                                Very truly yours,
                                /S/SCOTT M. BLACK
                                   Scott M. Black
                                   Portfolio Manager

--------------------------------------------------------------------------------
                                  FUND OVERVIEW
--------------------------------------------------------------------------------
                               DECEMBER 31, 200 4

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          DELPHI VALUE FUND   RUSSELL MIDCAP
                            RETAIL CLASS       VALUE INDEX
                            ------------       -----------

           12/23/1998        $10,000.00        $10,000.00
           12/31/1998        $10,120.00        $10,267.00
            3/31/1999        $10,240.00         $9,948.00
            6/30/1999        $11,450.00        $11,060.00
            9/30/1999        $10,340.00         $9,884.00
           12/31/1999        $11,264.00        $10,256.00
            3/31/2000        $12,391.00        $10,359.00
            6/30/2000        $12,119.00        $10,185.00
            9/30/2000        $12,834.00        $11,168.00
           12/31/2000        $13,212.00        $12,223.00
            3/31/2001        $12,897.00        $11,791.00
            6/30/2001        $13,741.00        $12,622.00
            9/30/2001        $11,678.00        $11,164.00
           12/31/2001        $13,463.00        $12,507.00
            3/31/2002        $14,382.00        $13,495.00
            6/30/2002        $13,596.00        $12,865.00
            9/30/2002        $11,727.00        $10,555.00
           12/31/2002        $12,166.00        $11,301.00
            3/31/2003        $11,573.00        $10,843.00
            6/30/2003        $13,545.00        $12,783.00
            9/30/2003        $14,199.00        $13,542.00
           12/31/2003        $16,129.00        $15,603.00
            3/31/2004        $16,865.00        $16,411.00
            6/30/2004        $16,630.00        $16,722.00
            9/30/2004        $16,783.00        $17,012.00
           12/31/2004        $18,148.00        $19,302.00



--------------------------------------------------------------------------------
                                  TOTAL RETURN
--------------------------------------------------------------------------------
                  12 MONTHS       5 YEAR        ANNUALIZED
                    ENDED       ANNUALIZED    SINCE INCEPTION
                   12/31/04       RETURN        (12/23/98)
                   --------       ------        ---------
Retail Class         +12.5%        +10.0%         +10.4%
Institutional Class  +12.9%        +10.3%         +10.7%
Russell Midcap Value +23.7%        +13.5%         +11.5%

--------------------------------------------------------------------------------
                           NET ASSET VALUE - 12/31/04
--------------------------------------------------------------------------------

Retail Class: $17.23                    Institutional Class: $17.49

--------------------------------------------------------------------------------
                                TOTAL NET ASSETS
--------------------------------------------------------------------------------

                                  $120,836,698
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            TOP TEN EQUITY HOLDINGS*
--------------------------------------------------------------------------------

SECURITY                      SECTOR                              ALLOC (%)
--------------------------------------------------------------------------------
Berkshire Hathaway, Class B   Conglomerates                         2.8

Toll Brothers, Inc.           Construction & Real  EsTate           2.0

Washington Post Co., Class B  Publishing & Broadcasting             1.7

XTO Energy, Inc.              Energy                                1.7

Pulitzer Inc.                 Publishing & Broadcasting             1.7

Denbury Resources, Inc.       Energy                                1.7

D. R. Horton, Inc.            Construction & Real Estate            1.7

Southwest Bancorp, Inc.       Banking                               1.5

Wells Fargo & Co.             Banking                               1.5

Gannett, Inc.                 Publishing & Broadcasting             1.5

*As a percent of total net assets.

--------------------------------------------------------------------------------
                                    SECTORS
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Publishing & Broadcasting              12.5%
Banking                                10.5%
Insurance                              10.1%
Financial Services                      8.8%
Energy                                  8.2%
Construction & Real Estate              7.4%
Cash & Net Other Assets and Liabilities 6.9%
Manufacturing                           5.9%
Basic Materials                         5.9%
Retail                                  4.5%
Conglomerates                           4.3%
Textiles & Apparel                      3.9%
Consumer Related                        3.8%
Food & Beverage                         2.3%
Aerospace/Technology                    2.0%
Transpotation                           2.2%
Pharmaceuticals                         0.8%

--------------------------------------------------------------------------------
ASSET ALLOCATION
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Cash & Net Other Assets and Liabilities   6.9%
Equity                                   93.1%

--------------------------------------------------------------------------------
Kobren Insight Management, Inc. is the Fund's adviser, Delphi Management, Inc. is the sub-adviser and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor of the Fund. Performance data reflects past performance and is not a guarantee of future returns. Performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures include reinvestment of all distributions. Investment returns and principal values fluctuate with changing market conditions, so that when redeemed, shares may be worth more or less than their original cost. The Russell Midcap Value Index is an unmanaged index of common stocks. The Adviser absorbed certain expenses of the Fund during certain periods, without which the total return would be lower. Portfolio holdings and percentages of the Fund may change at any time. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-456-2736.
--------------------------------------------------------------------------------
2 DELPHI VALUE FUND-2004 ANNUAL REPORT

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                               DECEMBER 31, 2004

SHARES                                                    VALUE (NOTE 1)

           COMMON STOCKS - 93.13%
--------------------------------------------------------------------------
105,000    AEROSPACE/TECHNOLOGY - 2.04%
--------------------------------------------------------------------------
           Micron Technology, Inc. (1)                    $    1,296,750
108,000    Western Digital Corp. (1)                           1,170,720
                                                          ----------------
                                                               2,467,470

           BANKING - 10.55%
--------------------------------------------------------------------------
 40,000    Banknorth Group, Inc.                               1,464,000
 35,500    Citigroup, Inc.                                     1,710,390
 71,000    Colonial BancGroup, Inc.                            1,507,330
 50,400    Community Bank System, Inc.                         1,423,800
 51,525    North Fork Bancorporation, Inc.                     1,486,496
 76,500    Southwest Bancorp, Inc.                             1,872,720
 29,700    Webster Financial Corp.                             1,504,008
 28,615    Wells Fargo & Co.                                   1,778,422
                                                          ----------------
                                                              12,747,166

           BASIC MATERIALS - 5.91%
--------------------------------------------------------------------------
 37,600    Alcoa, Inc.                                         1,181,392
 30,050    Cytec Industries, Inc.                              1,545,171
 33,200    Dow Chemical Co.                                    1,643,732
 40,500    Inco, Ltd. (1)                                      1,489,590
 69,000    Metals USA, Inc. (1)                                1,279,950
                                                          ----------------
                                                               7,139,835

           CONGLOMERATES - 4.27%
--------------------------------------------------------------------------
  1,160    Berkshire Hathaway, Inc., Class B (1)               3,405,760
 19,200    Norsk Hydro ASA, SP ADR                             1,511,424
  3,200    Textron, Inc.                                         236,160
                                                          ----------------
                                                               5,153,344

           CONST. & REAL ESTATE - 7.39%
--------------------------------------------------------------------------
 24,700    Boston Properties, Inc., REIT                       1,597,349
 49,627    D.R. Horton, Inc.                                   2,000,464
 30,330    Lennar Corp., Class A                               1,719,105
 34,900    Toll Brothers, Inc. (1)                             2,394,489
 70,500    U-Store-It Trust, REIT                              1,223,175
                                                          ----------------
                                                               8,934,582

           CONSUMER RELATED - 3.83%
--------------------------------------------------------------------------
 51,000    Disney (Walt) Co.                                   1,417,800
 19,200    Helen of Troy Ltd. (1)                                645,312
 83,000    La-Z-Boy, Inc.                                      1,275,710
 15,800    Toyota Motor Corp., SP ADR                          1,293,546
                                                          ----------------
                                                               4,632,368

           ENERGY - 8.17%
--------------------------------------------------------------------------
 74,000    Denbury Resources, Inc. (1)                         2,031,300
 35,000    Nexen, Inc.                                         1,422,750
 27,000    Pogo Producing Co.                                  1,309,230
 57,300    Talisman Energy, Inc.                               1,544,808
 48,700    Whiting Petroleum Corp. (1)                         1,473,175
 59,166    XTO Energy, Inc.                                    2,093,293
                                                          ----------------
                                                               9,874,556

           FINANCIAL SERVICES - 8.75%
--------------------------------------------------------------------------
 26,800    American Express Co.                                1,510,716
 17,084    Bear Stearns Cos., Inc.                             1,747,864
 14,700    Goldman Sachs Group, Inc.                           1,529,388
 30,800    H&R Block, Inc.                                     1,509,200
 25,615    iStar Financial, Inc., REIT                         1,159,335
 18,500    Lehman Brothers Holdings, Inc.                      1,618,380
 26,955    Morgan Stanley                                      1,496,542
                                                          ----------------
                                                              10,571,425

           FOOD & BEVERAGE - 2.31%
--------------------------------------------------------------------------
 52,000    Pepsi Bottling Group, Inc.                          1,406,080
 90,000    Ryan's Restaurant Group, Inc. (1)                   1,387,800
                                                          ----------------
                                                               2,793,880

           INSURANCE - 10.10%
--------------------------------------------------------------------------
 60,000    Aspen Insurance Holdings, Ltd.                      1,471,200
 39,000    IPC Holdings, Ltd.                                  1,696,890
 40,000    Montpelier Re Holdings, Ltd.                        1,538,000
 32,200    PMI Group, Inc. (The)                               1,344,350
 25,000    Radian Group, Inc.                                  1,331,000
 31,200    RenaissanceRe Holdings, Ltd.                        1,624,896
 32,060    SAFECO Corp.                                        1,674,814
 19,600    XL Capital, Ltd., Class A                           1,521,940
                                                          ----------------
                                                              12,203,090

SHARES                                                    VALUE (NOTE 1)
--------------------------------------------------------------------------

           MANUFACTURING - 5.90%
--------------------------------------------------------------------------
 47,450    American Axle & Mfg Holdings,                  $    1,454,817
           Inc.
 25,600    Briggs & Stratton Corp.                             1,064,448
150,575    Lamson & Sessions Co. (1)                           1,370,233
 26,500    Lear Corp.                                          1,616,765
 44,275    Masco Corp.                                         1,617,366
                                                          ----------------
                                                               7,123,629

            PHARMACEUTICALS - 0.84%
--------------------------------------------------------------------------
   37,500  Pfizer, Inc.                                        1,008,375

           PUBLISHING & BROADCASTING - 12.49%
--------------------------------------------------------------------------
    49,900  Comcast Corp., Class A (1)                         1,638,716
    21,650  Gannett, Inc.                                      1,768,805
    31,000  Lee Enterprises, Inc.                              1,428,480
   140,600  Liberty Media Corp., Class A (1)                   1,543,788
    21,100  McClatchy Co., Class A                             1,515,191
    14,700  McGraw-Hill Cos., Inc.                             1,345,638
    88,800  News Corp., Ltd., SP ADR                           1,704,960
    31,500  Pulitzer, Inc.                                     2,042,775
     2,135  Washington Post Co., Class B                       2,098,748
                                                          ----------------
                                                              15,087,101

            RETAIL - 4.49%
--------------------------------------------------------------------------
    22,700  Abercrombie & Fitch Co., Class A                   1,065,765
    32,500  Ethan Allen Interiors, Inc.                        1,300,650
    28,300  Federated Department Stores, Inc.                  1,635,457
    72,500  Pier 1 Imports, Inc.                               1,428,250
                                                          ----------------
                                                               5,430,122

            TEXTILES & APPAREL - 3.92%
--------------------------------------------------------------------------
    42,500  Jones Apparel Group, Inc.                          1,554,225
    39,600  Liz Claiborne, Inc.                                1,671,516
    35,500  Polo Ralph Lauren Corp.                            1,512,300
                                                          ----------------
                                                               4,738,041

            TRANSPORTATION - 2.17%
--------------------------------------------------------------------------
    77,400  OMI Corp.                                          1,304,190
    31,430  Teekay Shipping Corp.                              1,323,517
                                                          ----------------
                                                               2,627,707

            TOTAL COMMON STOCKS                              112,532,691
             (Cost $72,603,218)

            INVESTMENT COMPANY - 7.11%
 8,588,544  Dreyfus Cash Mgmt. Plus Fund (2)                   8,588,544
                                                          ----------------

            TOTAL INVESTMENT COMPANY                           8,588,544
                                                          ----------------
             (Cost $8,588,544)

            TOTAL INVESTMENTS - 100.24%                      121,121,235
             (Cost $81,191,762*)

            LIABILITIES NET OF CASH &
             OTHER ASSETS - (0.24)%                             (284,537)
                                                          ----------------
            TOTAL NET ASSETS - 100.00%                    $  120,836,698
                                                          ================

------------------------------------------------------
       (1) Non-income producing.
       (2) An affiliate of the Custodian.
      REIT Real Estate Investment Trust
    SP ADR Sponsored American Depositary Receipt

* For Federal income tax purposes, cost is $81,191,762 and appreciation (depreciation) is as follows:

              Unrealized appreciation:     $ 40,188,500
              Unrealized depreciation:         (259,027)
                                           ------------
              Net unrealized appreciation: $ 39,929,473
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                       DELPHI VALUE FUND -- 2004 ANNUAL REPORT 3

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                DECEMBER 31, 2004

ASSETS:
Investments, at value (Note 1) (See Portfolio of Investments)                           $    121,121,235
Dividends receivable                                                                             137,736
Receivable for investments sold                                                                   68,410
Receivable for shares sold                                                                       167,068
Prepaid expenses and other assets                                                                  8,153
                                                                                        ----------------
Total assets                                                                                 121,502,602
                                                                                        ----------------
LIABILITIES:
Payable for investments purchased                                                                 38,399
Payable for shares redeemed                                                                      446,313
Investment advisory fee payable (Note 2)                                                         102,168
Distribution fee payable (Note 2)                                                                 13,614
Accrued trustees' fees and expenses (Note 2)                                                      12,310
Accrued expenses and other payables                                                               53,100
                                                                                        ----------------
Total liabilities                                                                                665,904
                                                                                        ----------------
NET ASSETS                                                                              $    120,836,698
                                                                                        ================
Investments, at cost                                                                    $     81,191,762
                                                                                        ================
NET ASSETS CONSIST OF:
Accumulated undistributed net realized gain on investments sold                         $      1,136,253
Net unrealized appreciation of investments                                                    39,929,473
Par value                                                                                          6,966
Paid-in capital                                                                               79,764,006
                                                                                        ----------------
NET ASSETS                                                                              $    120,836,698
                                                                                        ================
COMPUTATION OF NET ASSET VALUE
RETAIL CLASS SHARES:
Net asset value, offering and redemption price
per share ($65,446,307 / 3,799,260 shares)                                              $          17.23
                                                                                        ================
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price
 per share ($55,390,391 / 3,166,865 shares)                                             $          17.49
                                                                                        ================


                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4 DELPHI VALUE FUND -- 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                    FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
 Dividends                                                $    1,470,245
                                                          --------------
   Total investment income                                     1,470,245
                                                          --------------

EXPENSES:
Investment advisory fee (Note 2)                               1,134,089
Administration fee (Note 2)                                       88,521
Transfer agent fees (Note 2)                                      70,008
Sub-transfer  agent fee (Retail Class) (Note 3)                   28,415
Custodian  fees (Note 2)                                          26,357
Professional fees                                                 59,126
Trustees' fees and expenses (Note 2)                              28,869
Registration and filing fees                                      30,320
Reports to shareholders                                            6,773
Distribution fees (Retail Class)(Note 2)                         158,756
Other                                                              6,940
                                                          --------------
  Total expenses                                               1,638,174
                                                          --------------
NET INVESTMENT LOSS                                             (167,929)
                                                          --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security  transactions                  3,900,950
Net increase in  unrealized appreciation of securities         9,919,259
                                                          --------------
Net realized and unrealized gain on investments               13,820,209
                                                          --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $   13,652,280
                                                          ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2004            DECEMBER 31, 2003
                                                                          -----------------            ------------------
Net investment loss                                                       $        (167,929)            $       (76,385)
Net realized gain from security  transactions                                     3,900,950                   2,118,228
Net change in unrealized appreciation of investments                              9,919,259                  23,629,068
                                                                          -----------------             ---------------
Net increase in net assets resulting from operations
Distribution to shareholders from:                                               13,652,280                  25,670,911
     Retail Shares:
       Net realized gains on investments                                         (2,014,197)                         --
                                                                          -----------------             ---------------
           Total distributions                                                   (2,014,197)                         --

     Institutional Shares:
       Net realized gains on investments                                         (1,691,208)                         --
                                                                          -----------------             ---------------
           Total distributions                                                   (1,691,208)                         --
Total distributions to shareholders                                              (3,705,405)                         --
                                                                          -----------------             ---------------

Net increase in net assets from fund share transactions (Note 5)                  4,514,305                   3,300,452
                                                                          -----------------             ---------------
Net increase in net assets                                                       14,461,180                  28,971,363

Net Assets:
Beginning of period                                                             106,375,518                  77,404,155
                                                                          -----------------             ---------------
End of period (including line A)                                          $     120,836,698             $   106,375,518
                                                                          =================             ===============
(A) Accumulated undistributed net investment income                       $              --             $            --
                                                                          =================             ===============

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                        DELPHI VALUE FUND-- 2004 ANNUAL REPORT 5

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                             RETAIL CLASS SHARES
                                                             -------------------------------------------------

                                                   -----------------------------FOR THE YEAR ENDED-----------------------------

                                                   12/31/2004      12/31/2003     12/31/2002        12/31/2001       12/31/2000
                                                   ----------      ----------     ----------        ----------       ----------
Net asset value - beginning of period              $ 15.79          $ 11.91        $ 13.18            $ 13.00          $ 11.19
Net investment loss                                  (0.05)           (0.03)         (0.02)             (0.02)           (0.01)
Net realized and unrealized gain (loss) on
 investments                                          2.04             3.91          (1.25)              0.27             1.94
                                                   -------          -------        -------            -------          -------
Net increase (decrease) in net assets resulting
 from investment operations                           1.99             3.88          (1.27)              0.25             1.93
Distributions from net realized gains on
 investments                                         (0.55)              --             --              (0.07)           (0.12)
                                                   -------          -------        -------            -------          -------
Total distributions                                  (0.55)              --             --              (0.07)           (0.12)

Net asset value - end of period                    $ 17.23          $ 15.79        $ 11.91            $ 13.18          $ 13.00
                                                   =======          =======        =======            =======          =======
Total return (a)                                     12.52%           32.58%         (9.64)%             1.90%           17.30%
                                                   =======          =======        =======            =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)               $65,446          $61,197        $43,808            $44,744          $45,312
Ratio of net investment loss to average net          (0.28)%          (0.21)%        (0.13)%            (0.12)%          (0.12)%
assets
Ratio of  operating  expenses  to average net
 assets  before fees waived  and/or expenses
 reimbursed by investment adviser and
 administrator                                        1.58%            1.64%          1.63%              1.64%            1.71%
Ratio of operating expenses to average net assets
 after waivers and/or expense reimbursements          1.58%            1.64%          1.63%              1.64%            1.71%
Portfolio turnover rate                                 31%              22%            23%                29%              45%
-------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.



                       SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
6 DELPHI VALUE FUND-- 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                         INSTITUTIONAL CLASS SHARES
                                                             -------------------------------------------------

                                                   -----------------------------FOR THE YEAR ENDED-----------------------------

                                                   12/31/2004      12/31/2003     12/31/2002        12/31/2001       12/31/2000
                                                   ----------      ----------     ----------        ----------       ----------
Net asset value - beginning of period              $ 15.98          $ 12.02        $ 13.26            $ 13.05          $ 11.20
Net investment income                                   --             0.01           0.02               0.02             0.02
Net realized and unrealized gain (loss) on
investments                                           2.06             3.95          (1.26)              0.26             1.95
                                                   -------          -------        -------            -------          -------
Net increase (decrease) in net assets resulting
 from investment operations                           2.06             3.96          (1.24)              0.28             1.97
Distributions from net realized gains on
 investments                                         (0.55)              --             --              (0.07)           (0.12)
                                                   -------          -------        -------            -------          -------
Total distributions                                  (0.55)              --             --              (0.07)           (0.12)
Net asset value - end of period                    $ 17.49          $ 15.98        $ 12.02            $ 13.26          $ 13.05
                                                   =======          =======        =======            =======          =======
Total return (a)                                     12.87%           32.95%         (9.35)%             2.12%           17.64%
                                                   =======          =======        =======            =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $55,390          $45,179        $33,596            $27,938          $23,956
Ratio of net investment income to average net
 assets                                               0.02%            0.08%          0.17%              0.18%            0.18%
Ratio of  operating  expenses  to average net
 assets  before fees waived  and/or expenses
 reimbursed by investment adviser and
 administrator                                        1.28%            1.35%          1.33%              1.34%            1.41%
Ratio of operating expenses to average net assets
 after waivers and/or expense reimbursements          1.28%            1.35%          1.33%              1.34%            1.41%
Portfolio turnover rate                                 31%              22%            23%                29%              45%
--------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                         DELPHI VALUE FUND--2004 ANNUAL REPORT 7

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of December 31, 2004, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to the Delphi Value Fund (the "Fund"). The Fund is authorized to issue two classes of shares - the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character of distributions paid during 2004 and 2003 was as follows:

                  DISTRIBUTIONS  PAID IN 2004    DISTRIBUTIONS  PAID IN 2003
                    ORDINARY       LONG-TERM       ORDINARY       LONG-TERM
                     INCOME     CAPITAL GAINS       INCOME     CAPITAL GAINS
                  ------------- -------------    ------------- -------------
Delphi Value Fund   $    --     $ 3,705,405       $    --       $    --

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:


                      CAPITAL LOSS     UNDISTRIBUTED    UNDISTRIBUTED   UNREALIZED
                      CARRYFORWARD   ORDINARY INCOME   LONG-TERM GAIN  APPRECIATION
                      ------------   ---------------   -------------- -------------
Delphi Value Fund       $   --            $   --         $ 1,136,253   $ 39,929,473

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences. Permanent book and tax differences of $167,929, $607 and $(168,536) were reclassified at December 31, 2004 among undistributed net investment income, accumulated net realized loss on investments and paid-in capital, respectively, for the Fund. These reclasses are related to current year REIT sales, excise tax paid and the treatment of net operating losses.


--------------------------------------------------------------------------------
8 DELPHI VALUE FUND--2004 ANNUAL REPORT

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the exdividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. The Fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated between the funds based upon relative net assets of each fund. Other expenses of the Trust are allocated equally to those funds in the Trust.

COMMITMENTS AND CONTINGENCIES -- In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION AND SHAREHOLDER SERVICING FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM" or the "Adviser") who has engaged Delphi Management, Inc. ("Delphi") as the Fund's sub-adviser. The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. KIM is solely responsible for the payment of the sub-adviser fee to Delphi. KIM has voluntarily agreed to limit the Fund's total annual operating expenses of the Retail Class and Institutional Class to no more than 1.75% and 1.50%, respectively, of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser.

The Trust has also entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Mellon Trust of New England, N.A., an indirectly wholly-owned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund.

The Retail Class of the Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund pays KIB a monthly 12b-1 fee for distribution services provided, at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class of shares.

No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3. SUB-TRANSFER AGENT FEES

The Retail Class of the Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for maintaining shareholder accounts at an annual rate of up to 0.10% of the average daily balances of fund accounts invested through those networks.

4. PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the year ended December 31, 2004, were $32,927,081 and $34,384,569 of non-governmental issues, respectively.

--------------------------------------------------------------------------------
                                         DELPHI VALUE FUND--2004 ANNUAL REPORT 9

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. SHARES OF BENEFICIAL INTEREST

As of December 31, 2004, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                        YEAR ENDED                    YEAR ENDED
                                    DECEMBER 31, 2004              DECEMBER 31, 2003
                                  -----------------------       -----------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                  --------       --------       ---------      --------
RETAIL CLASS:
Shares sold                        739,617    $ 12,001,530       782,257     $10,512,019
Shares issued as reinvestment of
distributions                      105,381       1,814,669            --              --
Shares redeemed                   (920,299)    (15,010,419)     (585,812)     (7,536,897)
                                  --------    ------------      --------     -----------
Net increase (decrease)            (75,301)   $ (1,194,220)      196,445     $ 2,975,122
                                  ========    ------------      ========     -----------

INSTITUTIONAL CLASS:
Shares sold                        651,692    $ 10,841,916       525,944     $ 7,000,814
Shares issued as reinvestment
  of distributions                  94,655       1,654,567            --              --
Shares redeemed                   (406,297)     (6,787,958)     (494,890)     (6,675,484)
                                  --------    ------------      --------     -----------
Net increase                       340,050    $  5,708,525        31,054     $   325,330
                                  ========    ------------      ========     -----------
Total net  increase  from fund
 share transactions                           $  4,514,305                   $ 3,300,452
                                              ============                   ===========


At December 31, 2004, KIM, Delphi and their affiliates owned 592,195 Retail Class shares and 33,220 Institutional Class shares of the Fund representing 15.6% and 1.0%, respectively, of the outstanding shares. Discretionary accounts managed by KIM for management clients collectively held 1,846,663 shares of the Institutional Class representing 58.3% of the outstanding shares.

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Kobren Insight Funds and the Shareholders of Delphi Value Fund:


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Delphi Value Fund ("the Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

Boston, Massachusetts                                 PricewaterhouseCoopers LLP
February 11, 2005
================================================================================

--------------------------------------------------------------------------------
10 DELPHI VALUE FUND--2004 ANNUAL REPORT

--------------------------------------------------------------------------------
            ADDITIONAL INFORMATION (UNAUDITED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

     FORM N-Q: The Trust files complete Portfolio of Investments for the Fund with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

     PROXY VOTING: Delphi Value Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, and are also available (i) upon request, without charge, by calling 1-800-4KOBREN (800-456-2736); (ii) on Delphi Value Fund's website at www.kobren.com; and
     (iii) on the SEC's website at www.sec.gov.

     Delphi Value Fund's Proxy Voting Record for the most recent twelve-month period ended June 30 is available (i) upon request, without charge, by calling 1-800-4KOBREN (800-456-2736); (ii) on Delphi Value Fund's website at www.kobren.com; and (iii) on the SEC's website at www.sec.gov.

     DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     This table illustrates your Fund's costs in two ways:

     ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

     You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

     HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus.

     If these costs were applied to your account, your costs would be higher.

                                              BEGINNING ACCOUNT   ENDING ACCOUNT                        EXPENSES PAID
                                               VALUE 7/01/04      VALUE 12/31/04     EXPENSE RATIO    DURING PERIOD (2)
                                              -----------------   --------------     -------------    -----------------
ACTUAL FUND RETURN
 Retail Class                                    $ 1,000            $ 1,091.30            1.58%            $  8.29
 Institutional Class                               1,000              1,093.10            1.28%               6.75

HYPOTHETICAL 5% RETURN
 Retail Class                                    $ 1,000            $ 1,017.20            1.58%            $  8.00
 Institutional Class                               1,000              1,018.69            1.28%               6.51

(1) Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366. Period represents 7/1/04 - 12/31/04.

--------------------------------------------------------------------------------
                                      DELPHI VALUE FUND -- 2004 ANNUAL REPORT 11

--------------------------------------------------------------------------------
            ADDITIONAL INFORMATION (UNAUDITED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

    TAX INFORMATION:
    During the year ended December 31, 2004, the Fund declared long-term capital gains of $3,705,405 and intends to declare an additional $195,545.

    INFORMATION ABOUT TRUSTEES AND OFFICERS:
    Information pertaining to the Trustees and officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (toll free) 1-800-456-2736.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of          Other
                                 Term of                                                         Portfolios in    Trusteeships/
                                 Office and                                                       Fund Complex    Directorships
Name, Address, Age and           Length of                                                        Overseen by        Held by
Position(s) with Trust           TimeServed1     Principal Occupation(s) During Past 5 Years        Trustee          Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Edward B. Bloom                    8 years    Chief Financial Officer and Treasurer of                     2            None
c/o 20 William Street, Suite 310              International Data Group Inc., a publishing
Wellesley Hills, MA 02481                     company.
Age: 54, Trustee
----------------------------------------------------------------------------------------------------------------------------------
Arthur Dubroff                     8 years    Chief Financial Officer of Net2Phone, Inc., a provider of    2           Virtual
c/o 20 William Street, Suite 310              Voice over Internet Protocol telephony services, from               Communities, Inc.,
Wellesley Hills, MA 02481                     November 2002 to present; Chief Financial Officer of                    Emisphere
                                              Virtual Communities, Inc, a software provider, from July            Technologies, Inc.
                                              2000 to the present; Consultant for Turnberry Consulting,
                                              LLC from October 1999 to present.
----------------------------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb                 6 years    Vice President and Assistant General Counsel of Andrx        2            None
c/o 20 William Street, Suite 310              Corporation since March 2000; Partner at Hughes Hubbard
Wellesley Hills, MA 02481                     & Reed LLP, a law firm, and associated with the firm from
Age: 49, Trustee                              July 1989 through July 2000.
----------------------------------------------------------------------------------------------------------------------------------
Stuart J. Novick                   8 years    Senior Vice President, General Counsel and                   2            None
c/o 20 William Street, Suite 310              Secretary of  Children's Hospital Boston.
Wellesley Hills, MA 02481
Age: 54, Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES 2
----------------------------------------------------------------------------------------------------------------------------------
Eric M. Kobren                     8 years    President of Mutual Fund Investors Association, Inc.;        2            None
20 William Street, Suite 310                  President of Kobren Insight Management, Inc. and Kobren
Wellesley Hills, MA 02481                     Insight Brokerage, Inc. These are a financial publishing
Age: 51                                       company, a registered investment advisory firm and a
Chairman and President                        registered broker-dealer, respectively. Since 2001,
                                              Managing Member of Alumni Capital, LLC, a General
                                              Partner to a private investment partnership.
----------------------------------------------------------------------------------------------------------------------------------
Michael P. Castellano              8 years    Registered representative and financial operations            2   Director, Puradyn
c/o 20 William Street, Suite 310              principal of Kobren Insight Brokerage, Inc. From                  Filter Technologies,
Wellesley Hills, MA 02481                     December 1994 to June 1997, Chief Administrative                  Inc.; Trustee, Sun
Age 63, Trustee                               Officer of Kobren Insight Management, Inc.                        Capital Advisers
                                                                                                                Trust (7 funds)
----------------------------------------------------------------------------------------------------------------------------------
                                          OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Eric J. Godes                      8 years    Managing Director of Kobren Insight Management, Inc.         N/A            N/A
20 William Street, Suite 310                  and Managing Director and a registered representative of
Wellesley Hills, MA 02481                     Kobren Insight Brokerage, Inc. Since 2001, Managing
Age: 43                                       Director of Alumni Capital, LLC, a General Partner to a
Chief Financial Officer, Vice                 private investment partnership.
President, Treasurer, Secretary
----------------------------------------------------------------------------------------------------------------------------------

1    Trustees serve for an indefinite  term until the earliest of a Trustee's:  (i) removal by a two-thirds  vote of the
     Board of Trustees or shareholders, (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.

2    "Interested  person" of the Trust as defined in the 1940 Act. Messrs.  Kobren and Castellano are each considered an
     "interested person" because of their affiliation with Kobren Insight Management, Inc. and Kobren Insight Brokerage,
     Inc., which acts as the Trust's investment adviser and distributor, respectively.


--------------------------------------------------------------------------------
DELPHI VALUE FUND -- 2004 ANNUAL REPORT 12

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Arthur Dubroff is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $39,475 for 2004 and $37,600 for 2003.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $2,844 for 2004 and $2,709 for 2003.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,636 for 2004 and $6,321 for 2003.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

 (e)(1) The Audit Committee of Kobren Insight Funds (the "Trust") shall pre-approve all audit, review, attest or non-audit services (other than DE MINIMIS non-audit services as defined by the Sarbanes-Oxley Act of
         2002) to be provided to the Trust by the independent auditors. The Audit Committee shall also pre-approve all non-audit services (other than DE MINIMIS non-audit services as defined by the Sarbanes-Oxley Act of 2002) to be provided by the Trust's independent auditors to the investment adviser or subadviser to any Fund and any entity controlling, controlled by, or under common control with any investment adviser or subadviser that provides ongoing services to the Trust, if the engagement relates directly to the Trust's operations and financial reporting. The Audit Committee has delegated, to the extent permitted by law, pre-approval responsibilities to the Chairman of the Audit Committee who shall report to the Audit Committee regarding approved services at the Audit Committee's next regularly scheduled meeting.

 (e)(2)  The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100% for 2004 and 100% for 2003

                           (c) 100% for 2004 and 100% for 2003

                           (d) 0% for 2004 and 0% for 2003

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $17,175 for 2004 and $0 for 2003.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) KOBREN INSIGHT FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date  MARCH 2, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date  MARCH 2, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ERIC J. GODES
                         -------------------------------------------------------
                           Eric J. Godes, Chief Financial Officer, Vice
                           President, Treasurer & Secretary
                           (principal financial officer)

Date  MARCH 2, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.